Restructuring and Other Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and other charges	$ 54	$ 252	$ 846